Risk Management - Risk Concentrations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
A
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	37.00%	38.00%
AA
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	17.00%	17.00%
AAA
Disclosure of credit risk exposure [line items]
Investment grade debt securities and private placements rate	15.00%	15.00%
Asset classes and individual investment risks
Disclosure of credit risk exposure [line items]
Debt securities and private placements rated as investment grade BBB or higher	96.00%	95.00%
Government debt securities as a per cent of total debt securities	40.00%	38.00%
Government private placements as a per cent of total private placements	9.00%	10.00%
Highest exposure to a single non-government debt security or private placement issuer	$ 1,121	$ 1,131
Largest single issuer as a per cent of the total equity portfolio	2.00%	2.00%
Income producing commercial office properties (2024 – 35% of real estate, 2023 – 37%)	$ 4,696	$ 4,829
Largest concentration of mortgages and real estate – Ontario Canada (2024 – 28%, 2023 – 29%)	$ 19,052	$ 19,003
Income producing commercial office properties percentage	35.00%	37.00%
Asset classes and individual investment risks | Ontario, Canada
Disclosure of credit risk exposure [line items]
Maximum concentration of mortgages and real estate, percentage	28.00%	29.00%